Earnings per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share
Schedule of earnings per share

	Year Ended December 31,
	2022	2021	2020
Net loss	$(174,030,358)	$(18,255,869)	$(9,625,942)

Net loss per share basic and diluted	(0.68)	(0.08)	(0.04)

Weighted-average number of shares outstanding - basic and diluted	254,131,038	220,000,000	220,000,000

Schedule of number of anti-dilutive shares excluded from the calculation of diluted net loss per share
The following table presents the number of anti-dilutive shares excluded from the calculation of diluted net loss per share:

Year Ended December 31,
2022
Unvested restricted stock units	917,712
Penny warrants subject to triggering events	14,172,536
Warrants “out of the money”	42,750,000

Total	57,840,248